Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2010 Portfolio - VIP Investor Freedom 2010 Portfolio	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(0.34%)
Annual Return 2016	5.33%
Annual Return 2017	13.05%
Annual Return 2018	(4.06%)
Annual Return 2019	16.10%
Annual Return 2020	12.40%
Annual Return 2021	5.81%
Annual Return 2022	(13.50%)
Annual Return 2023	9.40%
Annual Return 2024	5.27%